Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Schedule of Long-Term Investments

As of December 31, 2017 and 2018, long-term investments consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Cost method investments	10,980	79,696	11,591
Less: Impairment loss	—	—	—
Total	10,980	79,696	11,591